JPMorgan Income Builder Fund Expense Example - R6 Shares [Member] - JPMorgan Income Builder Fund - Class R6	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	309
Expense Example, with Redemption, 10 Years	$ 698